Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Summary of unrecognized tax benefits
Beginning of year	$ 2,699	$ 2,307	$ 2,403
Increases related to current year tax positions	538	402	465
Increases related to prior period tax positions	57	87	68
Decreases related to prior period tax positions	(41)	(77)	(431)
Settlements	(120)	(16)	(186)
Lapse of statute of limitations	(79)	(4)	(12)
End of year	$ 3,054	$ 2,699	$ 2,307